Total
Tuttle Capital Congressional Trading ETF
FUND SUMMARY – TUTTLE CAPITAL CONGRESSIONAL TRADING ETF
Investment Objective
Tuttle Capital Congressional Trading ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tuttle Capital Congressional Trading ETF Tuttle Capital Congressional Trading ETF
Management Fee	0.75%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.75%
[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tuttle Capital Congressional Trading ETF | Tuttle Capital Congressional Trading ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed non-diversified exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies that sitting members of the United States Congress (Senators and members of the House of Representatives) and/or their spouses (hereinafter referred to collectively as “Congresspersons”) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of Congress participated. The Fund’s investment thesis is that certain Congresspersons may have an informational advantage based upon the knowledge gained as a result of their positions. The Adviser believes that by investing in the stocks of companies in which Congresspersons invest, particularly those for which the particular company is subject to oversight by a committee on which the Congressperson serves, that the Fund will achieve its investment objective.

Congresspersons are required to report certain securities transactions on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act (“EIGA”), as amended. PTRs are due within 30 days from when a Congressperson or their spouse becomes aware of a transaction, but no later than 45 days from the date of the transaction.  Tuttle Capital Management LLC (the “Adviser”), the Fund’s investment adviser, will obtain and use information derived by others from PTRs filed by U.S. Congresspersons to determine which Congresspersons generate the highest total returns over time and will seek to invest the Fund’s assets in the same securities and in the same weightings as the Congresspersons holding the security. The Adviser’s selection process for Congressperson encompasses multiple factors including, but not limited to, the historical performance of their investment returns, the committees on which they serve within Congress, and their seniority. The Adviser believes that mimicking the investments of Congresspersons who have historically outperformed the market, especially those who have done so by investing in the securities of companies over which they exercise oversight based on their committee assignments and those who have been in Congress for many years, may result in similar outperformance for the Fund.

To create the Fund’s initial portfolio, the Adviser will obtain and use information derived by others from PTRs filed by Congresspersons for the past three years. PTRs do not include a Congressperson’s holdings of a securities, so a particular Congressperson’s holdings will be estimated by netting purchases made during a reporting period against any sales of the same security to create an assumed portfolio of equity securities held by the Congressperson. In addition, because PTRs report a range of transaction values rather than an actual transaction amount, the Adviser will use the midpoint of the ranges reporting for the purpose of estimating a Congressperson’s holdings. As the investment thesis of the Fund is to mimic the trading activity of U.S. Congresspersons that are currently in office, equity securities acquired by Congresspersons prior to his or her taking office are not considered when creating the initial portfolio.

The Adviser will also consider any reported options contract trades and sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude index funds or ETFs that track broad-based indices. The Fund will not mimic options trades made by a Congressperson, but will take into consideration the number of shares of the underlying security relating to the options in determining a Congressperson’s estimated holdings. The number of shares of an underlying security may be approximated if the PTR filing does not clearly disclose the number of shares underlying the option. The Adviser may also refrain from making de minimis trades (trades representing 1% or less of the overall portfolio), as such trades will have little to no economic impact on the Fund’s performance.

The Adviser will estimate the performance of each Congressperson’s investments based on their PTR filings, and selects the 50 Congresspersons with the highest total returns. The portfolio holdings of these Congresspersons are then aggregated to determine the aggregate holdings of each security held by these Congresspersons as a group, which are ranked by the total market value of the aggregate holdings. The Adviser will normally construct a portfolio of approximately 50-75 equity securities based upon these rankings. The weightings in the Fund’s portfolio of each security selected are determined by dividing the total market value of the aggregate holdings of that security held by the selected Congresspersons as a group, by the total market value of the aggregate holdings of all securities held by the selected Congresspersons as a group that were selected for inclusion in the Fund’s portfolio. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Congresspersons.

After establishing an initial portfolio, the Adviser will continue to monitor PTR filings and periodically, at such frequency as the Adviser determines in its discretion, the Adviser will utilize the process described above to determine whether changes should be made to the Fund’s portfolio. The Adviser will typically buy or sell a security based upon whether the security’s ranking rises into, or falls out of, the top 75 rankings. Investors should note that the selection criteria may evolve over time to adapt to changes in legislative dynamics and market conditions, such as changes that limits Congresspersons’ ability to trade or changes in reporting requirements.

In an effort to achieve its goals, the Fund may engage in active and frequent trading.

Principal Risks
Performance

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, will be available on the Fund’s website at https://www.whatpelositrades.com or by calling toll-free (833) 759-6110.

Tuttle Capital Congressional Trading ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Congressional Trading ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital Congressional Trading ETF | Government Regulation Risk [Member]

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents United States Congressperson and/or their spouses from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

Tuttle Capital Congressional Trading ETF | Ethics in Government Act Risk [Member]

Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by others from PTRs to create an initial portfolio and to adjust the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the Ethics in Government Act of 1978, as amended (the “EIGA”), which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U. S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Tuttle Capital Congressional Trading ETF | Reporting Delay Risk [Member]

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the congressperson no longer holds the security, which may negatively affect the Fund's performance.

Tuttle Capital Congressional Trading ETF | Market Risk [Member]

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Tuttle Capital Congressional Trading ETF | Equity Securities Risk [Member]

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Tuttle Capital Congressional Trading ETF | Active Management Risk [Member]

Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results. In particular, the Adviser’s judgments regarding the potential returns derived from mimicking Congresspersons’ trades may prove to be incorrect and result in losses to the Fund and its shareholders.

Tuttle Capital Congressional Trading ETF | Large Capitalization Companies Risk [Member]

Large Capitalization Companies Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Tuttle Capital Congressional Trading ETF | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk. The Fund may invest in the securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Tuttle Capital Congressional Trading ETF | Growth Stock Investment Risk [Member]

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using tradition valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Tuttle Capital Congressional Trading ETF | U.S. Congressperson Investing Risk [Member]

U.S. Congressperson Investing Risk. The pattern of investing by members of the U.S. Congress and their spouses are often a reflection of committees on which a congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the U.S. Congress may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Tuttle Capital Congressional Trading ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Tuttle Capital Congressional Trading ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Tuttle Capital Congressional Trading ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. A high portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Tuttle Capital Congressional Trading ETF | ETF Structure Risk [Member]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Congressional Trading ETF | Trading Issues Risk [Member]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Congressional Trading ETF | Market Price Variance Risk [Member]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Congressional Trading ETF | Authorized Participants (“APsâ€?), Market Makers, and Liquidity Providers Risk [Member]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Congressional Trading ETF | Costs of Buying or Selling Shares of an ETF [Member]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Congressional Trading ETF | New Fund Risk [Member]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.